Expense Example - R2 R6 Shares - JPMorgan Market Expansion Enhanced Index Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	102	372	662	1,489	26	102	186	433